Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact to revenues	$ (6,926)	$ (5,065)	$ (19,504)	$ (14,464)
Gross margin	(3,177)	(2,017)	(9,166)	(5,553)	$ (8,165)	$ (6,944)
Net loss	$ 11,531	$ 10,578	$ 34,065	$ 34,366	$ 49,301	$ 46,367
Net loss per share of common shares outstanding - basic and diluted (usd per share)	$ (0.49)	$ (1.62)	$ (2.12)	$ (6.74)	$ (8.94)	$ (39.06)
New Revenue Standard Adjustment | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact to revenues	$ 200		$ 500
Gross margin	100		200
Net loss	$ 100		$ 300
Net loss per share of common shares outstanding - basic and diluted (usd per share)	$ 0.00		$ 0.02